ADVANCE TO SUPPLIERS - Schedule of Advances to Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Advances to suppliers [Line Items]
Advances to suppliers	R$ 371,594	R$ 274,282
Provision for loss	(52,936)	(69,273)
Local currency
Advances to suppliers [Line Items]
Advances to suppliers	152,533	138,352
Foreign currency
Advances to suppliers [Line Items]
Advances to suppliers	R$ 271,997	R$ 205,203